UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2016 to April 30, 2016

Commission File Number of issuing entity: 333-168518-05

Central Index Key Number of issuing entity: 0001553000

HYUNDAI AUTO RECEIVABLES TRUST 2012-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-168518

Central Index Key Number of depositor: 0001260125

HYUNDAI ABS FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541028

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Pierric Senay

(949) 468-4970

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Asset Backed Notes, Class A-1	☐	☐	☒

Asset Backed Notes, Class A-2	☐	☐	☒

Asset Backed Notes, Class A-3	☐	☐	☒

Asset Backed Notes, Class A-4	☐	☐	☒

Asset Backed Notes, Class B	☐	☐	☒

Asset Backed Notes, Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2012-B are set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

No assets securitized by Hyundai ABS Funding, LLC (the “Securitizer”) and held by Hyundai Auto Receivables Trust 2012-B were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 1, 2016 to April 30, 2016.  Please refer to the Form ABS-15G filed by the Securitizer on February 3, 2016 for additional information.  The CIK number of the Securitizer is 0001260125.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

The Indenture Trustee is Citibank, N.A., a national banking association and wholly owned subsidiary of Citigroup Inc., a Delaware corporation. Citibank, N.A. performs as Indenture Trustee through the Agency and Trust line of business, a part of Issuer Services. Citibank, N.A. has primary corporate trust offices located in both New York and London. Citibank, N.A. is a leading provider of corporate trust services offering a full range of agency, fiduciary, tender and exchange, depositary and escrow services. As of the end of the fourth quarter of 2015, Citibank’s Agency and Trust group manages in excess of $5.2 trillion in fixed income and equity investments on behalf of over 2,500 corporations worldwide. Since 1987, Citibank Agency and Trust has provided corporate trust services for asset-backed securities containing pool assets consisting of airplane leases, auto loans and leases, boat loans, commercial loans, commodities, credit cards, durable goods, equipment leases, foreign securities, funding agreement backed note programs, truck loans, utilities, student loans and commercial and residential mortgages. As of the end of the fourth quarter of 2015, Citibank, N.A. acts as indenture trustee and/or paying agent for approximately 237 various asset backed trusts supported by either auto loans or leases or equipment loans or leases.

Citibank, N.A. (“Citibank”) is acting as Indenture of this ABS transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions. Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. That case, involving the three remaining trusts, is pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act. Citibank’s motion to dismiss was fully briefed on April 15, 2016.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are also in front of Judge Carter. Defendants’ joint motion to dismiss was fully briefed as of March 22, 2016.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and continues to vigorously defend against these litigations. Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Indenture Trustee under the Sale & Servicing Agreements for this ABS transaction.

Any inquiries related to this notification should be directed to Karen Schluter by phone at (212) 816-5827 or by email at karen.schluter@citi.com.

Item 10. Exhibits.

99.1	Monthly Servicer’s Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: May 20, 2016	HYUNDAI ABS FUNDING, LLC (Depositor)

	By:	/s/ Pierric Senay
Name: Pierric Senay
Title: President and Secretary

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Report for the period from April 1, 2016 to April 30, 2016.